Provisions	12 Months Ended
Dec. 31, 2022
Classes of other provisions [abstract]
Provisions
NOTE 17. PROVISIONS

December 31,	2022	2021

Warranty provision	$13,411	$6,636

Legal provision	3,406	-

Restructuring provision	2,009	-

Total provisions	$18,826	$6,636

2022	Warranty Provision	Legal Provision	Restructuring Provision	Total

Balance, January 1	$6,636	$-	$-	$6,636

Acquisition (Note 7)	5,888	2,691	-	8,579

Additions during the year	4,395	717	2,009	7,121

Amounts settled and released in the year	(3,669)	-	-	(3,669)
Currency translation effects	161	(2)	-	159

Closing balance	$13,411	$3,406	$2,009	$18,826

2021	Warranty Provision	Legal Provision	Restructuring Provision	Total

Balance, January 1	$10,549	$-	$-	$10,549

Additions during the year	849	-	-	849

Amounts settled and released in the year	(4,681)	-	-	(4,681)

Currency translation effects	(81)	-	-	(81)

Closing balance	$6,636	$-	$-	$6,636